Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JOHN HANCOCK BOND TRUST
Entity Central Index Key	0000315554
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
C000106437 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock High Yield Fund
Class Name	Class R6
Trading Symbol	JFHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock High Yield Fund (the fund) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Fund (Class R6/JFHYX)	$56	0.54%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
High Yield Fund (Class R6/JFHYX) returned 7.07% for the year ended May 31, 2026. High-yield bonds delivered strong total returns in the annual reporting period. The gain was driven by the combination of income, positive returns for the U.S. Treasury market, and a decline in yield spreads that was fueled by robust corporate earnings and investors’ hearty appetite for risk. The war in Iran led to heightened volatility in the final three months of the period, however, as rising oil prices raised the prospect of reaccelerating inflation and less accommodative U.S. Federal Reserve policy.
TOP PERFORMANCE CONTRIBUTORS
Energy | Energy, which was boosted by higher oil prices, was the largest contributor to absolute performance. Venture Global LNG, Inc., a developer and operator of natural gas liquefaction facilities, was the top performer in the category.
Technology | Technology issues also performed well, highlighted by a position in X Corp. (formerly Twitter).
Other sectors | Media/entertainment, health care, and retailers rounded out the list of the top-five contributing categories. iHeart Communications, Inc., Community Health Systems, Inc., and The Michaels Companies, Inc. were the leading contributors, respectively, in the three industry groups.
TOP PERFORMANCE DETRACTORS
A small number of individual securities | Although the vast majority of the fund’s positions registered positive absolute returns, certain holdings—including the bonds issued by the communications company CSC Holdings LLC, the retailer Saks Global Enterprises LLC and the chemical producer Trinseo Holding Sarl—had a negative impact on results.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
High Yield Fund (Class R6/JFHYX)	7.07%	3.69%	5.18%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
ICE BofA U.S. High Yield Index	7.44%	4.36%	5.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,978,774,945
Holdings Count | Holding	615
Advisory Fees Paid, Amount	$ 7,364,595
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,978,774,945
Total number of portfolio holdings	615
Total advisory fees paid (net)	$7,364,595
Portfolio turnover rate	45%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	94.5%
Term loans	0.7%
Preferred securities	0.3%
Asset-backed securities	0.1%
Collateralized mortgage obligations – Commercial and residential	0.1%
Short-term investments and other	4.3%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000128461 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock High Yield Fund
Class Name	Class NAV
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock High Yield Fund (the fund) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Fund (Class NAV)	$56	0.54%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
High Yield Fund (Class NAV) returned 7.08% for the year ended May 31, 2026. High-yield bonds delivered strong total returns in the annual reporting period. The gain was driven by the combination of income, positive returns for the U.S. Treasury market, and a decline in yield spreads that was fueled by robust corporate earnings and investors’ hearty appetite for risk. The war in Iran led to heightened volatility in the final three months of the period, however, as rising oil prices raised the prospect of reaccelerating inflation and less accommodative U.S. Federal Reserve policy.
TOP PERFORMANCE CONTRIBUTORS
Energy | Energy, which was boosted by higher oil prices, was the largest contributor to absolute performance. Venture Global LNG, Inc., a developer and operator of natural gas liquefaction facilities, was the top performer in the category.
Technology | Technology issues also performed well, highlighted by a position in X Corp. (formerly Twitter).
Other sectors | Media/entertainment, health care, and retailers rounded out the list of the top-five contributing categories. iHeart Communications, Inc., Community Health Systems, Inc., and The Michaels Companies, Inc. were the leading contributors, respectively, in the three industry groups.
TOP PERFORMANCE DETRACTORS
A small number of individual securities | Although the vast majority of the fund’s positions registered positive absolute returns, certain holdings—including the bonds issued by the communications company CSC Holdings LLC, the retailer Saks Global Enterprises LLC and the chemical producer Trinseo Holding Sarl—had a negative impact on results.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
High Yield Fund (Class NAV)	7.08%	3.70%	5.23%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
ICE BofA U.S. High Yield Index	7.44%	4.36%	5.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,978,774,945
Holdings Count | Holding	615
Advisory Fees Paid, Amount	$ 7,364,595
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,978,774,945
Total number of portfolio holdings	615
Total advisory fees paid (net)	$7,364,595
Portfolio turnover rate	45%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	94.5%
Term loans	0.7%
Preferred securities	0.3%
Asset-backed securities	0.1%
Collateralized mortgage obligations – Commercial and residential	0.1%
Short-term investments and other	4.3%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000051988 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock High Yield Fund
Class Name	Class I
Trading Symbol	JYHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock High Yield Fund (the fund) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Fund (Class I/JYHIX)	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
High Yield Fund (Class I/JYHIX) returned 6.96% for the year ended May 31, 2026. High-yield bonds delivered strong total returns in the annual reporting period. The gain was driven by the combination of income, positive returns for the U.S. Treasury market, and a decline in yield spreads that was fueled by robust corporate earnings and investors’ hearty appetite for risk. The war in Iran led to heightened volatility in the final three months of the period, however, as rising oil prices raised the prospect of reaccelerating inflation and less accommodative U.S. Federal Reserve policy.
TOP PERFORMANCE CONTRIBUTORS
Energy | Energy, which was boosted by higher oil prices, was the largest contributor to absolute performance. Venture Global LNG, Inc., a developer and operator of natural gas liquefaction facilities, was the top performer in the category.
Technology | Technology issues also performed well, highlighted by a position in X Corp. (formerly Twitter).
Other sectors | Media/entertainment, health care, and retailers rounded out the list of the top-five contributing categories. iHeart Communications, Inc., Community Health Systems, Inc., and The Michaels Companies, Inc. were the leading contributors, respectively, in the three industry groups.
TOP PERFORMANCE DETRACTORS
A small number of individual securities | Although the vast majority of the fund’s positions registered positive absolute returns, certain holdings—including the bonds issued by the communications company CSC Holdings LLC, the retailer Saks Global Enterprises LLC and the chemical producer Trinseo Holding Sarl—had a negative impact on results.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
High Yield Fund (Class I/JYHIX)	6.96%	3.65%	5.14%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
ICE BofA U.S. High Yield Index	7.44%	4.36%	5.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,978,774,945
Holdings Count | Holding	615
Advisory Fees Paid, Amount	$ 7,364,595
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,978,774,945
Total number of portfolio holdings	615
Total advisory fees paid (net)	$7,364,595
Portfolio turnover rate	45%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	94.5%
Term loans	0.7%
Preferred securities	0.3%
Asset-backed securities	0.1%
Collateralized mortgage obligations – Commercial and residential	0.1%
Short-term investments and other	4.3%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000001737 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock High Yield Fund
Class Name	Class C
Trading Symbol	JHYCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock High Yield Fund (the fund) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Fund (Class C/JHYCX)	$170	1.65%

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
High Yield Fund (Class C/JHYCX) returned 5.90% (excluding sales charges) for the year ended May 31, 2026. High-yield bonds delivered strong total returns in the annual reporting period. The gain was driven by the combination of income, positive returns for the U.S. Treasury market, and a decline in yield spreads that was fueled by robust corporate earnings and investors’ hearty appetite for risk. The war in Iran led to heightened volatility in the final three months of the period, however, as rising oil prices raised the prospect of reaccelerating inflation and less accommodative U.S. Federal Reserve policy.
TOP PERFORMANCE CONTRIBUTORS
Energy | Energy, which was boosted by higher oil prices, was the largest contributor to absolute performance. Venture Global LNG, Inc., a developer and operator of natural gas liquefaction facilities, was the top performer in the category.
Technology | Technology issues also performed well, highlighted by a position in X Corp. (formerly Twitter).
Other sectors | Media/entertainment, health care, and retailers rounded out the list of the top-five contributing categories. iHeart Communications, Inc., Community Health Systems, Inc., and The Michaels Companies, Inc. were the leading contributors, respectively, in the three industry groups.
TOP PERFORMANCE DETRACTORS
A small number of individual securities | Although the vast majority of the fund’s positions registered positive absolute returns, certain holdings—including the bonds issued by the communications company CSC Holdings LLC, the retailer Saks Global Enterprises LLC and the chemical producer Trinseo Holding Sarl—had a negative impact on results.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
High Yield Fund (Class C/JHYCX)	4.90%	2.62%	4.07%
High Yield Fund (Class C/JHYCX)—excluding sales charge	5.90%	2.62%	4.07%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
ICE BofA U.S. High Yield Index	7.44%	4.36%	5.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,978,774,945
Holdings Count | Holding	615
Advisory Fees Paid, Amount	$ 7,364,595
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,978,774,945
Total number of portfolio holdings	615
Total advisory fees paid (net)	$7,364,595
Portfolio turnover rate	45%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	94.5%
Term loans	0.7%
Preferred securities	0.3%
Asset-backed securities	0.1%
Collateralized mortgage obligations – Commercial and residential	0.1%
Short-term investments and other	4.3%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000001735 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock High Yield Fund
Class Name	Class A
Trading Symbol	JHHBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock High Yield Fund (the fund) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Fund (Class A/JHHBX)	$93	0.90%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
High Yield Fund (Class A/JHHBX) returned 6.69% (excluding sales charges) for the year ended May 31, 2026. High-yield bonds delivered strong total returns in the annual reporting period. The gain was driven by the combination of income, positive returns for the U.S. Treasury market, and a decline in yield spreads that was fueled by robust corporate earnings and investors’ hearty appetite for risk. The war in Iran led to heightened volatility in the final three months of the period, however, as rising oil prices raised the prospect of reaccelerating inflation and less accommodative U.S. Federal Reserve policy.
TOP PERFORMANCE CONTRIBUTORS
Energy | Energy, which was boosted by higher oil prices, was the largest contributor to absolute performance. Venture Global LNG, Inc., a developer and operator of natural gas liquefaction facilities, was the top performer in the category.
Technology | Technology issues also performed well, highlighted by a position in X Corp. (formerly Twitter).
Other sectors | Media/entertainment, health care, and retailers rounded out the list of the top-five contributing categories. iHeart Communications, Inc., Community Health Systems, Inc., and The Michaels Companies, Inc. were the leading contributors, respectively, in the three industry groups.
TOP PERFORMANCE DETRACTORS
A small number of individual securities | Although the vast majority of the fund’s positions registered positive absolute returns, certain holdings—including the bonds issued by the communications company CSC Holdings LLC, the retailer Saks Global Enterprises LLC and the chemical producer Trinseo Holding Sarl—had a negative impact on results.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
High Yield Fund (Class A/JHHBX)	2.32%	2.57%	4.42%
High Yield Fund (Class A/JHHBX)—excluding sales charge	6.69%	3.39%	4.85%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
ICE BofA U.S. High Yield Index	7.44%	4.36%	5.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,978,774,945
Holdings Count | Holding	615
Advisory Fees Paid, Amount	$ 7,364,595
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,978,774,945
Total number of portfolio holdings	615
Total advisory fees paid (net)	$7,364,595
Portfolio turnover rate	45%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	94.5%
Term loans	0.7%
Preferred securities	0.3%
Asset-backed securities	0.1%
Collateralized mortgage obligations – Commercial and residential	0.1%
Short-term investments and other	4.3%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000001738 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Investment Grade Bond Fund
Class Name	Class A
Trading Symbol	TAUSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Investment Grade Bond Fund (the fund) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Grade Bond Fund (Class A/TAUSX)	$76	0.74%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Investment Grade Bond Fund (Class A/TAUSX) returned 5.24% (excluding sales charges) for the year ended May 31, 2026. The U.S. bond market delivered positive total returns during the 12-month period. Much of the gain occurred before the start of the war in Iran in early March, reflecting confidence that moderate inflation would allow the U.S. Federal Reserve (Fed) to continue cutting interest rates. The conflict caused the market to give back some of its prior gains in the final three months of the period, however, as higher oil prices raised the prospect of reaccelerating inflation and less accommodative Fed policy. Credit-oriented market segments generally outperformed on the strength of their higher yields and investors’ hearty appetite for risk.
TOP PERFORMANCE CONTRIBUTORS
Agency mortgage-backed securities | The fund’s allocation to this asset category made the largest contribution to absolute performance due to the combination of its positive total returns and a sizable portfolio weighting.
Investment-grade corporates | This segment of the fund also made a meaningful contribution and was led by energy, utilities, and financial issues.
Other contributing categories | An allocation to U.S. Treasuries also helped performance, followed by asset-backed securities, commercial mortgage-backed securities, and non-agency mortgage-backed securities.
TOP PERFORMANCE DETRACTORS
A small number of individual securities | Certain holdings—including the bonds of Oracle Corp. and certain U.S. Treasury securities—finished with losses and had small, negative impacts on performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Investment Grade Bond Fund (Class A/TAUSX)	1.08%	(0.88)%	1.29%
Investment Grade Bond Fund (Class A/TAUSX)—excluding sales charge	5.24%	(0.08)%	1.70%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 4,572,317,333
Holdings Count | Holding	1,031
Advisory Fees Paid, Amount	$ 13,255,998
Investment Company Portfolio Turnover	118.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$4,572,317,333
Total number of portfolio holdings	1,031
Total advisory fees paid (net)	$13,255,998
Portfolio turnover rate	118%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	34.4%
Corporate bonds	33.1%
U.S. Government	16.9%
Asset-backed securities	7.2%
Collateralized mortgage obligations – Commercial and residential	5.9%
Collateralized mortgage obligations – U.S. Government Agency	0.8%
Municipal bonds	0.3%
Foreign government obligations	0.2%
Term loans	0.1%
Short-term investments and other	1.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000001740 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Investment Grade Bond Fund
Class Name	Class C
Trading Symbol	TCUSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Investment Grade Bond Fund (the fund) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Grade Bond Fund (Class C/TCUSX)	$152	1.49%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Investment Grade Bond Fund (Class C/TCUSX) returned 4.46% (excluding sales charges) for the year ended May 31, 2026. The U.S. bond market delivered positive total returns during the 12-month period. Much of the gain occurred before the start of the war in Iran in early March, reflecting confidence that moderate inflation would allow the U.S. Federal Reserve (Fed) to continue cutting interest rates. The conflict caused the market to give back some of its prior gains in the final three months of the period, however, as higher oil prices raised the prospect of reaccelerating inflation and less accommodative Fed policy. Credit-oriented market segments generally outperformed on the strength of their higher yields and investors’ hearty appetite for risk.
TOP PERFORMANCE CONTRIBUTORS
Agency mortgage-backed securities | The fund’s allocation to this asset category made the largest contribution to absolute performance due to the combination of its positive total returns and a sizable portfolio weighting.
Investment-grade corporates | This segment of the fund also made a meaningful contribution and was led by energy, utilities, and financial issues.
Other contributing categories | An allocation to U.S. Treasuries also helped performance, followed by asset-backed securities, commercial mortgage-backed securities, and non-agency mortgage-backed securities.
TOP PERFORMANCE DETRACTORS
A small number of individual securities | Certain holdings—including the bonds of Oracle Corp. and certain U.S. Treasury securities—finished with losses and had small, negative impacts on performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Investment Grade Bond Fund (Class C/TCUSX)	3.46%	(0.82)%	0.95%
Investment Grade Bond Fund (Class C/TCUSX)—excluding sales charge	4.46%	(0.82)%	0.95%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 4,572,317,333
Holdings Count | Holding	1,031
Advisory Fees Paid, Amount	$ 13,255,998
Investment Company Portfolio Turnover	118.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$4,572,317,333
Total number of portfolio holdings	1,031
Total advisory fees paid (net)	$13,255,998
Portfolio turnover rate	118%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	34.4%
Corporate bonds	33.1%
U.S. Government	16.9%
Asset-backed securities	7.2%
Collateralized mortgage obligations – Commercial and residential	5.9%
Collateralized mortgage obligations – U.S. Government Agency	0.8%
Municipal bonds	0.3%
Foreign government obligations	0.2%
Term loans	0.1%
Short-term investments and other	1.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000001741 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Investment Grade Bond Fund
Class Name	Class I
Trading Symbol	TIUSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Investment Grade Bond Fund (the fund) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Grade Bond Fund (Class I/TIUSX)	$50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Investment Grade Bond Fund (Class I/TIUSX) returned 5.50% for the year ended May 31, 2026. The U.S. bond market delivered positive total returns during the 12-month period. Much of the gain occurred before the start of the war in Iran in early March, reflecting confidence that moderate inflation would allow the U.S. Federal Reserve (Fed) to continue cutting interest rates. The conflict caused the market to give back some of its prior gains in the final three months of the period, however, as higher oil prices raised the prospect of reaccelerating inflation and less accommodative Fed policy. Credit-oriented market segments generally outperformed on the strength of their higher yields and investors’ hearty appetite for risk.
TOP PERFORMANCE CONTRIBUTORS
Agency mortgage-backed securities | The fund’s allocation to this asset category made the largest contribution to absolute performance due to the combination of its positive total returns and a sizable portfolio weighting.
Investment-grade corporates | This segment of the fund also made a meaningful contribution and was led by energy, utilities, and financial issues.
Other contributing categories | An allocation to U.S. Treasuries also helped performance, followed by asset-backed securities, commercial mortgage-backed securities, and non-agency mortgage-backed securities.
TOP PERFORMANCE DETRACTORS
A small number of individual securities | Certain holdings—including the bonds of Oracle Corp. and certain U.S. Treasury securities—finished with losses and had small, negative impacts on performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Investment Grade Bond Fund (Class I/TIUSX)	5.50%	0.18%	1.97%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 4,572,317,333
Holdings Count | Holding	1,031
Advisory Fees Paid, Amount	$ 13,255,998
Investment Company Portfolio Turnover	118.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$4,572,317,333
Total number of portfolio holdings	1,031
Total advisory fees paid (net)	$13,255,998
Portfolio turnover rate	118%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	34.4%
Corporate bonds	33.1%
U.S. Government	16.9%
Asset-backed securities	7.2%
Collateralized mortgage obligations – Commercial and residential	5.9%
Collateralized mortgage obligations – U.S. Government Agency	0.8%
Municipal bonds	0.3%
Foreign government obligations	0.2%
Term loans	0.1%
Short-term investments and other	1.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000153916 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Investment Grade Bond Fund
Class Name	Class R2
Trading Symbol	JIGBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Investment Grade Bond Fund (the fund) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Grade Bond Fund (Class R2/JIGBX)	$90	0.88%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Investment Grade Bond Fund (Class R2/JIGBX) returned 5.09% for the year ended May 31, 2026. The U.S. bond market delivered positive total returns during the 12-month period. Much of the gain occurred before the start of the war in Iran in early March, reflecting confidence that moderate inflation would allow the U.S. Federal Reserve (Fed) to continue cutting interest rates. The conflict caused the market to give back some of its prior gains in the final three months of the period, however, as higher oil prices raised the prospect of reaccelerating inflation and less accommodative Fed policy. Credit-oriented market segments generally outperformed on the strength of their higher yields and investors’ hearty appetite for risk.
TOP PERFORMANCE CONTRIBUTORS
Agency mortgage-backed securities | The fund’s allocation to this asset category made the largest contribution to absolute performance due to the combination of its positive total returns and a sizable portfolio weighting.
Investment-grade corporates | This segment of the fund also made a meaningful contribution and was led by energy, utilities, and financial issues.
Other contributing categories | An allocation to U.S. Treasuries also helped performance, followed by asset-backed securities, commercial mortgage-backed securities, and non-agency mortgage-backed securities.
TOP PERFORMANCE DETRACTORS
A small number of individual securities | Certain holdings—including the bonds of Oracle Corp. and certain U.S. Treasury securities—finished with losses and had small, negative impacts on performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Investment Grade Bond Fund (Class R2/JIGBX)	5.09%	(0.19)%	1.58%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 4,572,317,333
Holdings Count | Holding	1,031
Advisory Fees Paid, Amount	$ 13,255,998
Investment Company Portfolio Turnover	118.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$4,572,317,333
Total number of portfolio holdings	1,031
Total advisory fees paid (net)	$13,255,998
Portfolio turnover rate	118%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	34.4%
Corporate bonds	33.1%
U.S. Government	16.9%
Asset-backed securities	7.2%
Collateralized mortgage obligations – Commercial and residential	5.9%
Collateralized mortgage obligations – U.S. Government Agency	0.8%
Municipal bonds	0.3%
Foreign government obligations	0.2%
Term loans	0.1%
Short-term investments and other	1.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000153917 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Investment Grade Bond Fund
Class Name	Class R4
Trading Symbol	JIGMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Investment Grade Bond Fund (the fund) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Grade Bond Fund (Class R4/JIGMX)	$65	0.63%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Investment Grade Bond Fund (Class R4/JIGMX) returned 5.24% for the year ended May 31, 2026. The U.S. bond market delivered positive total returns during the 12-month period. Much of the gain occurred before the start of the war in Iran in early March, reflecting confidence that moderate inflation would allow the U.S. Federal Reserve (Fed) to continue cutting interest rates. The conflict caused the market to give back some of its prior gains in the final three months of the period, however, as higher oil prices raised the prospect of reaccelerating inflation and less accommodative Fed policy. Credit-oriented market segments generally outperformed on the strength of their higher yields and investors’ hearty appetite for risk.
TOP PERFORMANCE CONTRIBUTORS
Agency mortgage-backed securities | The fund’s allocation to this asset category made the largest contribution to absolute performance due to the combination of its positive total returns and a sizable portfolio weighting.
Investment-grade corporates | This segment of the fund also made a meaningful contribution and was led by energy, utilities, and financial issues.
Other contributing categories | An allocation to U.S. Treasuries also helped performance, followed by asset-backed securities, commercial mortgage-backed securities, and non-agency mortgage-backed securities.
TOP PERFORMANCE DETRACTORS
A small number of individual securities | Certain holdings—including the bonds of Oracle Corp. and certain U.S. Treasury securities—finished with losses and had small, negative impacts on performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Investment Grade Bond Fund (Class R4/JIGMX)	5.24%	0.01%	1.82%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 4,572,317,333
Holdings Count | Holding	1,031
Advisory Fees Paid, Amount	$ 13,255,998
Investment Company Portfolio Turnover	118.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$4,572,317,333
Total number of portfolio holdings	1,031
Total advisory fees paid (net)	$13,255,998
Portfolio turnover rate	118%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	34.4%
Corporate bonds	33.1%
U.S. Government	16.9%
Asset-backed securities	7.2%
Collateralized mortgage obligations – Commercial and residential	5.9%
Collateralized mortgage obligations – U.S. Government Agency	0.8%
Municipal bonds	0.3%
Foreign government obligations	0.2%
Term loans	0.1%
Short-term investments and other	1.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000153918 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Investment Grade Bond Fund
Class Name	Class R6
Trading Symbol	JIGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Investment Grade Bond Fund (the fund) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Grade Bond Fund (Class R6/JIGEX)	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Investment Grade Bond Fund (Class R6/JIGEX) returned 5.61% for the year ended May 31, 2026. The U.S. bond market delivered positive total returns during the 12-month period. Much of the gain occurred before the start of the war in Iran in early March, reflecting confidence that moderate inflation would allow the U.S. Federal Reserve (Fed) to continue cutting interest rates. The conflict caused the market to give back some of its prior gains in the final three months of the period, however, as higher oil prices raised the prospect of reaccelerating inflation and less accommodative Fed policy. Credit-oriented market segments generally outperformed on the strength of their higher yields and investors’ hearty appetite for risk.
TOP PERFORMANCE CONTRIBUTORS
Agency mortgage-backed securities | The fund’s allocation to this asset category made the largest contribution to absolute performance due to the combination of its positive total returns and a sizable portfolio weighting.
Investment-grade corporates | This segment of the fund also made a meaningful contribution and was led by energy, utilities, and financial issues.
Other contributing categories | An allocation to U.S. Treasuries also helped performance, followed by asset-backed securities, commercial mortgage-backed securities, and non-agency mortgage-backed securities.
TOP PERFORMANCE DETRACTORS
A small number of individual securities | Certain holdings—including the bonds of Oracle Corp. and certain U.S. Treasury securities—finished with losses and had small, negative impacts on performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Investment Grade Bond Fund (Class R6/JIGEX)	5.61%	0.28%	2.07%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 4,572,317,333
Holdings Count | Holding	1,031
Advisory Fees Paid, Amount	$ 13,255,998
Investment Company Portfolio Turnover	118.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$4,572,317,333
Total number of portfolio holdings	1,031
Total advisory fees paid (net)	$13,255,998
Portfolio turnover rate	118%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	34.4%
Corporate bonds	33.1%
U.S. Government	16.9%
Asset-backed securities	7.2%
Collateralized mortgage obligations – Commercial and residential	5.9%
Collateralized mortgage obligations – U.S. Government Agency	0.8%
Municipal bonds	0.3%
Foreign government obligations	0.2%
Term loans	0.1%
Short-term investments and other	1.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000213125 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Short Duration Bond Fund
Class Name	Class R6
Trading Symbol	JSNRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Short Duration Bond Fund (the fund) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Bond Fund (Class R6/JSNRX)	$27	0.26%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Short Duration Bond Fund (Class R6/JSNRX) returned 4.56% for the year ended May 31, 2026. The U.S. bond market delivered positive total returns during the 12-month period. Much of the gain occurred before the start of the war in Iran in early March, reflecting confidence that moderate inflation would allow the U.S. Federal Reserve (Fed) to continue cutting interest rates. The conflict caused the market to give back some of its prior gains in the final three months of the period, however, as higher oil prices raised the prospect of reaccelerating inflation and less accommodative Fed policy. Credit-oriented market segments generally outperformed on the strength of their higher yields and investors’ hearty appetite for risk.
TOP PERFORMANCE CONTRIBUTORS
Investment-grade corporate bonds | The fund’s allocation to this area made the largest contribution to absolute performance due to the combination of its positive total returns and sizable portfolio weighting. Airline, auto-related, and energy issues made meaningful contributions, as did holdings in the financial sector.
High-yield corporates | High-yield bonds delivered gains and outpaced the investment-grade market, helping the fund’s return.
Other contributing segments | An allocation to asset-backed securities also contributed, as did U.S. Treasuries and, to a lesser extent, commercial mortgage-backed securities and non-agency mortgage-backed securities.
TOP PERFORMANCE DETRACTORS
A small number of individual securities | Certain holdings—including specific emerging-market corporate issues, Discovery Global Holdings, Inc., and the casino operator Full House Resorts, Inc.—finished with losses and had small, negative impacts on absolute performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Short Duration Bond Fund (Class R6/JSNRX)	4.56%	3.01%	3.15%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.24%
Bloomberg U.S. Aggregate 1-3 Year Bond Index	3.81%	2.10%	2.19%

Performance Inception Date	Jul. 16, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,858,356,402
Holdings Count | Holding	496
Advisory Fees Paid, Amount	$ 2,888,984
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,858,356,402
Total number of portfolio holdings	496
Total advisory fees paid (net)	$2,888,984
Portfolio turnover rate	64%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	66.5%
Asset-backed securities	20.6%
U.S. Government	7.2%
Collateralized mortgage obligations – Commercial and residential	2.5%
Foreign government obligations	1.0%
Collateralized mortgage obligations – U.S. Government Agency	0.6%
Short-term investments and other	1.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000213124 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Short Duration Bond Fund
Class Name	Class NAV
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Short Duration Bond Fund (the fund) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Bond Fund (Class NAV)	$27	0.26%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Short Duration Bond Fund (Class NAV) returned 4.57% for the year ended May 31, 2026. The U.S. bond market delivered positive total returns during the 12-month period. Much of the gain occurred before the start of the war in Iran in early March, reflecting confidence that moderate inflation would allow the U.S. Federal Reserve (Fed) to continue cutting interest rates. The conflict caused the market to give back some of its prior gains in the final three months of the period, however, as higher oil prices raised the prospect of reaccelerating inflation and less accommodative Fed policy. Credit-oriented market segments generally outperformed on the strength of their higher yields and investors’ hearty appetite for risk.
TOP PERFORMANCE CONTRIBUTORS
Investment-grade corporate bonds | The fund’s allocation to this area made the largest contribution to absolute performance due to the combination of its positive total returns and sizable portfolio weighting. Airline, auto-related, and energy issues made meaningful contributions, as did holdings in the financial sector.
High-yield corporates | High-yield bonds delivered gains and outpaced the investment-grade market, helping the fund’s return.
Other contributing segments | An allocation to asset-backed securities also contributed, as did U.S. Treasuries and, to a lesser extent, commercial mortgage-backed securities and non-agency mortgage-backed securities.
TOP PERFORMANCE DETRACTORS
A small number of individual securities | Certain holdings—including specific emerging-market corporate issues, Discovery Global Holdings, Inc., and the casino operator Full House Resorts, Inc.—finished with losses and had small, negative impacts on absolute performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Short Duration Bond Fund (Class NAV)	4.57%	3.00%	3.14%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.24%
Bloomberg U.S. Aggregate 1-3 Year Bond Index	3.81%	2.10%	2.19%

Performance Inception Date	Jul. 16, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,858,356,402
Holdings Count | Holding	496
Advisory Fees Paid, Amount	$ 2,888,984
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,858,356,402
Total number of portfolio holdings	496
Total advisory fees paid (net)	$2,888,984
Portfolio turnover rate	64%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	66.5%
Asset-backed securities	20.6%
U.S. Government	7.2%
Collateralized mortgage obligations – Commercial and residential	2.5%
Foreign government obligations	1.0%
Collateralized mortgage obligations – U.S. Government Agency	0.6%
Short-term investments and other	1.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000213128 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Short Duration Bond Fund
Class Name	Class I
Trading Symbol	JSNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Short Duration Bond Fund (the fund) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Bond Fund (Class I/JSNIX)	$38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Short Duration Bond Fund (Class I/JSNIX) returned 4.45% for the year ended May 31, 2026. The U.S. bond market delivered positive total returns during the 12-month period. Much of the gain occurred before the start of the war in Iran in early March, reflecting confidence that moderate inflation would allow the U.S. Federal Reserve (Fed) to continue cutting interest rates. The conflict caused the market to give back some of its prior gains in the final three months of the period, however, as higher oil prices raised the prospect of reaccelerating inflation and less accommodative Fed policy. Credit-oriented market segments generally outperformed on the strength of their higher yields and investors’ hearty appetite for risk.
TOP PERFORMANCE CONTRIBUTORS
Investment-grade corporate bonds | The fund’s allocation to this area made the largest contribution to absolute performance due to the combination of its positive total returns and sizable portfolio weighting. Airline, auto-related, and energy issues made meaningful contributions, as did holdings in the financial sector.
High-yield corporates | High-yield bonds delivered gains and outpaced the investment-grade market, helping the fund’s return.
Other contributing segments | An allocation to asset-backed securities also contributed, as did U.S. Treasuries and, to a lesser extent, commercial mortgage-backed securities and non-agency mortgage-backed securities.
TOP PERFORMANCE DETRACTORS
A small number of individual securities | Certain holdings—including specific emerging-market corporate issues, Discovery Global Holdings, Inc., and the casino operator Full House Resorts, Inc.—finished with losses and had small, negative impacts on absolute performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Short Duration Bond Fund (Class I/JSNIX)	4.45%	2.88%	3.02%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.24%
Bloomberg U.S. Aggregate 1-3 Year Bond Index	3.81%	2.10%	2.19%

Performance Inception Date	Jul. 16, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,858,356,402
Holdings Count | Holding	496
Advisory Fees Paid, Amount	$ 2,888,984
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,858,356,402
Total number of portfolio holdings	496
Total advisory fees paid (net)	$2,888,984
Portfolio turnover rate	64%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	66.5%
Asset-backed securities	20.6%
U.S. Government	7.2%
Collateralized mortgage obligations – Commercial and residential	2.5%
Foreign government obligations	1.0%
Collateralized mortgage obligations – U.S. Government Agency	0.6%
Short-term investments and other	1.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000213127 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Short Duration Bond Fund
Class Name	Class C
Trading Symbol	JSNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Short Duration Bond Fund (the fund) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Bond Fund (Class C/JSNCX)	$139	1.37%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Short Duration Bond Fund (Class C/JSNCX) returned 3.41% (excluding sales charges) for the year ended May 31, 2026. The U.S. bond market delivered positive total returns during the 12-month period. Much of the gain occurred before the start of the war in Iran in early March, reflecting confidence that moderate inflation would allow the U.S. Federal Reserve (Fed) to continue cutting interest rates. The conflict caused the market to give back some of its prior gains in the final three months of the period, however, as higher oil prices raised the prospect of reaccelerating inflation and less accommodative Fed policy. Credit-oriented market segments generally outperformed on the strength of their higher yields and investors’ hearty appetite for risk.
TOP PERFORMANCE CONTRIBUTORS
Investment-grade corporate bonds | The fund’s allocation to this area made the largest contribution to absolute performance due to the combination of its positive total returns and sizable portfolio weighting. Airline, auto-related, and energy issues made meaningful contributions, as did holdings in the financial sector.
High-yield corporates | High-yield bonds delivered gains and outpaced the investment-grade market, helping the fund’s return.
Other contributing segments | An allocation to asset-backed securities also contributed, as did U.S. Treasuries and, to a lesser extent, commercial mortgage-backed securities and non-agency mortgage-backed securities.
TOP PERFORMANCE DETRACTORS
A small number of individual securities | Certain holdings—including specific emerging-market corporate issues, Discovery Global Holdings, Inc., and the casino operator Full House Resorts, Inc.—finished with losses and had small, negative impacts on absolute performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Short Duration Bond Fund (Class C/JSNCX)	2.42%	1.88%	2.02%
Short Duration Bond Fund (Class C/JSNCX)—excluding sales charge	3.41%	1.88%	2.02%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.24%
Bloomberg U.S. Aggregate 1-3 Year Bond Index	3.81%	2.10%	2.19%

Performance Inception Date	Jul. 16, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,858,356,402
Holdings Count | Holding	496
Advisory Fees Paid, Amount	$ 2,888,984
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,858,356,402
Total number of portfolio holdings	496
Total advisory fees paid (net)	$2,888,984
Portfolio turnover rate	64%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	66.5%
Asset-backed securities	20.6%
U.S. Government	7.2%
Collateralized mortgage obligations – Commercial and residential	2.5%
Foreign government obligations	1.0%
Collateralized mortgage obligations – U.S. Government Agency	0.6%
Short-term investments and other	1.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000213126 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Short Duration Bond Fund
Class Name	Class A
Trading Symbol	JSNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Short Duration Bond Fund (the fund) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Bond Fund (Class A/JSNAX)	$63	0.62%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Short Duration Bond Fund (Class A/JSNAX) returned 4.19% (excluding sales charges) for the year ended May 31, 2026. The U.S. bond market delivered positive total returns during the 12-month period. Much of the gain occurred before the start of the war in Iran in early March, reflecting confidence that moderate inflation would allow the U.S. Federal Reserve (Fed) to continue cutting interest rates. The conflict caused the market to give back some of its prior gains in the final three months of the period, however, as higher oil prices raised the prospect of reaccelerating inflation and less accommodative Fed policy. Credit-oriented market segments generally outperformed on the strength of their higher yields and investors’ hearty appetite for risk.
TOP PERFORMANCE CONTRIBUTORS
Investment-grade corporate bonds | The fund’s allocation to this area made the largest contribution to absolute performance due to the combination of its positive total returns and sizable portfolio weighting. Airline, auto-related, and energy issues made meaningful contributions, as did holdings in the financial sector.
High-yield corporates | High-yield bonds delivered gains and outpaced the investment-grade market, helping the fund’s return.
Other contributing segments | An allocation to asset-backed securities also contributed, as did U.S. Treasuries and, to a lesser extent, commercial mortgage-backed securities and non-agency mortgage-backed securities.
TOP PERFORMANCE DETRACTORS
A small number of individual securities | Certain holdings—including specific emerging-market corporate issues, Discovery Global Holdings, Inc., and the casino operator Full House Resorts, Inc.—finished with losses and had small, negative impacts on absolute performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Short Duration Bond Fund (Class A/JSNAX)	1.80%	2.16%	2.43%
Short Duration Bond Fund (Class A/JSNAX)—excluding sales charge	4.19%	2.62%	2.77%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.24%
Bloomberg U.S. Aggregate 1-3 Year Bond Index	3.81%	2.10%	2.19%

Performance Inception Date	Jul. 16, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,858,356,402
Holdings Count | Holding	496
Advisory Fees Paid, Amount	$ 2,888,984
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,858,356,402
Total number of portfolio holdings	496
Total advisory fees paid (net)	$2,888,984
Portfolio turnover rate	64%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	66.5%
Asset-backed securities	20.6%
U.S. Government	7.2%
Collateralized mortgage obligations – Commercial and residential	2.5%
Foreign government obligations	1.0%
Collateralized mortgage obligations – U.S. Government Agency	0.6%
Short-term investments and other	1.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.